Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	UBS MONEY SERIES
Central Index Key	dei_EntityCentralIndexKey	0001060517
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 28, 2011
UBS Select Prime Institutional Fund (Prospectus Summary) | UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SELXX
UBS Select Treasury Institutional Fund (Prospectus Summary) | UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SETXX
UBS Select Tax-Free Institutional Fund (Prospectus Summary) | UBS Select Tax-Free Institutional Fund | UBS Select Tax-Free Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STFXX
UBS Select Prime Preferred Fund (Prospectus Summary) | UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPPXX
UBS Select Treasury Preferred Fund (Prospectus Summary) | UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STPXX
UBS Select Tax-Free Preferred Fund (Prospectus Summary) | UBS Select Tax-Free Preferred Fund | UBS Select Tax-Free Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFPXX
UBS Select Prime Investor Fund (Prospectus Summary) | UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPIXX
UBS Select Treasury Investor Fund (Prospectus Summary) | UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STRXX
UBS Select Tax-Free Investor Fund (Prospectus Summary) | UBS Select Tax-Free Investor Fund | UBS Select Tax-Free Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFRXX

UBS Cash Reserves Fund (Prospectus Summary) | UBS Cash Reserves Fund
UBS Cash Reserves Fund
Investment objective
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Cash Reserves Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UBS Cash Reserves Fund
Management fees	0.33%
Distribution and/or service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.61%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Cash Reserves Fund	62	195	340	762

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.
The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2001: 1.35%
Worst quarter during years shown: 3rd quarter, 2009, 1st, 2nd & 3rd quarters,
2010: 0.00% (Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Cash Reserves Fund
Average Annual Returns, 1 Year	0.02%
Average Annual Returns, 5 Years	2.40%
Average Annual Returns, 10 Years	2.19%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Cash Reserves Fund (Prospectus Summary) | UBS Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Cash Reserves Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Money market instruments generally have a low risk of loss, but they are not risk-free.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.
The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2001: 1.35%
Worst quarter during years shown: 3rd quarter, 2009, 1st, 2nd & 3rd quarters,
2010: 0.00% (Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Cash Reserves Fund (Prospectus Summary) | UBS Cash Reserves Fund | UBS Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS Cash Reserves Fund | UBS Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	762
Annual Return 2001	rr_AnnualReturn2001	3.90%
Annual Return 2002	rr_AnnualReturn2002	1.46%
Annual Return 2003	rr_AnnualReturn2003	0.81%
Annual Return 2004	rr_AnnualReturn2004	0.95%
Annual Return 2005	rr_AnnualReturn2005	2.81%
Annual Return 2006	rr_AnnualReturn2006	4.67%
Annual Return 2007	rr_AnnualReturn2007	4.84%
Annual Return 2008	rr_AnnualReturn2008	2.37%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%

UBS Liquid Assets Fund (Prospectus Summary) | UBS Liquid Assets Fund
UBS Liquid Assets Fund
Investment objective
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Liquid Assets Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Liquid Assets Fund
Management fees	[1]	0.03%
Distribution and/or service (12b-1) fees		none
Other expenses		0.06%
Total annual fund operating expenses		0.09%
[1]	Under its agreement with UBS Global AM, the fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management fees" above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Liquid Assets Fund	9	29	51	115

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2011: 0.09%
Best quarter during years shown: 1st quarter, 2001: 1.42%
Worst quarter during years shown: 1st quarter, 2010: 0.04%

Updated performance information is available by contacting your
Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Liquid Assets Fund
Average Annual Returns, 1 Year	0.21%
Average Annual Returns, 5 Years	2.71%
Average Annual Returns, 10 Years	2.49%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Liquid Assets Fund (Prospectus Summary) | UBS Liquid Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Liquid Assets Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.09%
Best quarter during years shown: 1st quarter, 2001: 1.42%
Worst quarter during years shown: 1st quarter, 2010: 0.04%

Updated performance information is available by contacting your
Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Liquid Assets Fund (Prospectus Summary) | UBS Liquid Assets Fund | UBS Liquid Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
UBS Liquid Assets Fund | UBS Liquid Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.03%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	9
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	29
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	51
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	115
Annual Return 2001	rr_AnnualReturn2001	4.21%
Annual Return 2002	rr_AnnualReturn2002	1.81%
Annual Return 2003	rr_AnnualReturn2003	1.06%
Annual Return 2004	rr_AnnualReturn2004	1.26%
Annual Return 2005	rr_AnnualReturn2005	3.13%
Annual Return 2006	rr_AnnualReturn2006	5.01%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	2.73%
Annual Return 2009	rr_AnnualReturn2009	0.48%
Annual Return 2010	rr_AnnualReturn2010	0.21%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%

[1]	Under its agreement with UBS Global AM, the fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management fees" above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts.

UBS Select Prime Institutional Fund (Prospectus Summary) | UBS Select Prime Institutional Fund
UBS Select Prime Institutional Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Prime Institutional Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Prime Institutional Fund
Management fees		0.18%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	none
Total annual fund operating expenses		0.18%
[1]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Select Prime Institutional Fund	18	58	101	230

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of issuers in the financial services group of industries; and

• commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

Performance shown in the bar chart and table for the periods through August 27,
2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Prime Master Fund.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2011: 0.07%
Best quarter during years shown: 1st quarter, 2001: 1.43%
Worst quarter during years shown: 4th quarter, 2009 & 1st quarter, 2010: 0.03%

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Prime Institutional Fund
Average Annual Returns, 1 Year	0.15%
Average Annual Returns, 5 Years	2.71%
Average Annual Returns, 10 Years	2.49%

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Prime Institutional Fund (Prospectus Summary) | UBS Select Prime Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Prime Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of issuers in the financial services group of industries; and

• commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

Performance shown in the bar chart and table for the periods through August 27,
2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Prime Master Fund.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.07%
Best quarter during years shown: 1st quarter, 2001: 1.43%
Worst quarter during years shown: 4th quarter, 2009 & 1st quarter, 2010: 0.03%

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Prime Institutional Fund (Prospectus Summary) | UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	230
Annual Return 2001	rr_AnnualReturn2001	4.20%
Annual Return 2002	rr_AnnualReturn2002	1.79%
Annual Return 2003	rr_AnnualReturn2003	1.08%
Annual Return 2004	rr_AnnualReturn2004	1.25%
Annual Return 2005	rr_AnnualReturn2005	3.11%
Annual Return 2006	rr_AnnualReturn2006	4.99%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	2.83%
Annual Return 2009	rr_AnnualReturn2009	0.44%
Annual Return 2010	rr_AnnualReturn2010	0.15%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

UBS Select Treasury Institutional Fund (Prospectus Summary) | UBS Select Treasury Institutional Fund
UBS Select Treasury Institutional Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Treasury Institutional Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Treasury Institutional Fund
Management fees		0.18%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	none
Total annual fund operating expenses		0.18%
[1]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Select Treasury Institutional Fund	18	58	101	230

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US
Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

Performance shown in the bar chart and table for the periods through August 27,
2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Treasury Master Fund.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2005 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.01%
Best quarter during years shown: 4th quarter, 2006: 1.29%
Worst quarter during years shown: 1st quarter, 2010: 0.00% (actual total return was 0.0027%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Treasury Institutional Fund
Average Annual Returns, 1 Year	0.02%
Average Annual Returns, 5 Years	2.24%
Average Annual Returns, Since Inception	2.23%
Average Annual Returns, Inception Date	Mar 23, 2004

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Treasury Institutional Fund (Prospectus Summary) | UBS Select Treasury Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Treasury Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US
Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

Performance shown in the bar chart and table for the periods through August 27,
2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Treasury Master Fund.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2005 was the fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.01%
Best quarter during years shown: 4th quarter, 2006: 1.29%
Worst quarter during years shown: 1st quarter, 2010: 0.00% (actual total return was 0.0027%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Treasury Institutional Fund (Prospectus Summary) | UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	230
Annual Return 2005	rr_AnnualReturn2005	2.97%
Annual Return 2006	rr_AnnualReturn2006	4.83%
Annual Return 2007	rr_AnnualReturn2007	4.79%
Annual Return 2008	rr_AnnualReturn2008	1.58%
Annual Return 2009	rr_AnnualReturn2009	0.09%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2004

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

UBS Select Tax-Free Institutional Fund (Prospectus Summary) | UBS Select Tax-Free Institutional Fund
UBS Select Select Tax-Free Institutional Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Tax-Free Institutional Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Tax-Free Institutional Fund
Management fees		0.18%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	none
Total annual fund operating expenses		0.18%
[1]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Select Tax-Free Institutional Fund	18	58	101	230

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the
80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.04%
Best quarter during years shown: 1st quarter, 2008: 0.60%
Worst quarter during years shown: 1st quarter, 2010: 0.02%

Updated performance information is available by contacting your
Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Tax-Free Institutional Fund
Average Annual Returns, 1 Year	0.10%
Average Annual Returns, Since Inception	1.03%
Average Annual Returns, Inception Date	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Tax-Free Institutional Fund (Prospectus Summary) | UBS Select Tax-Free Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Select Tax-Free Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the
80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2008 was the fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.04%
Best quarter during years shown: 1st quarter, 2008: 0.60%
Worst quarter during years shown: 1st quarter, 2010: 0.02%

Updated performance information is available by contacting your
Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Tax-Free Institutional Fund (Prospectus Summary) | UBS Select Tax-Free Institutional Fund | UBS Select Tax-Free Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
UBS Select Tax-Free Institutional Fund | UBS Select Tax-Free Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	230
Annual Return 2008	rr_AnnualReturn2008	1.94%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.10%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

UBS Select Prime Preferred Fund (Prospectus Summary) | UBS Select Prime Preferred Fund
UBS Select Prime Preferred Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Prime Preferred Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Prime Preferred Fund
Management fees		0.18%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	none
Total annual fund operating expenses		0.18%
Fee waiver	[2]	0.04%
Total annual fund operating expenses after fee waiver	[2]	0.14%
[1]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[2]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2012, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Select Prime Preferred Fund	14	54	97	226

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of issuers in the financial services group of industries; and

• commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.09%
Best quarter during years shown: 1st quarter, 2008: 0.95%
Worst quarter during years shown: 1st quarter, 2010: 0.04%

Updated performance information is available by contacting your
Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Prime Preferred Fund
Average Annual Returns, 1 Year	0.19%
Average Annual Returns, Since Inception	1.58%
Average Annual Returns, Inception Date	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Prime Preferred Fund (Prospectus Summary) | UBS Select Prime Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Prime Preferred Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of issuers in the financial services group of industries; and

• commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2008 was the fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.09%
Best quarter during years shown: 1st quarter, 2008: 0.95%
Worst quarter during years shown: 1st quarter, 2010: 0.04%

Updated performance information is available by contacting your
Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Prime Preferred Fund (Prospectus Summary) | UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.14%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	14
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	54
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	97
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	226
Annual Return 2008	rr_AnnualReturn2008	2.88%
Annual Return 2009	rr_AnnualReturn2009	0.49%
Annual Return 2010	rr_AnnualReturn2010	0.19%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2012, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

UBS Select Treasury Preferred Fund (Prospectus Summary) | UBS Select Treasury Preferred Fund
UBS Select Treasury Preferred Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Treasury Preferred Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Treasury Preferred Fund
Management fees		0.18%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	none
Total annual fund operating expenses		0.18%
Fee waiver	[2]	0.04%
Total annual fund operating expenses after fee waiver	[2]	0.14%
[1]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[2]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2012, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Select Treasury Preferred Fund	14	54	97	226

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US
Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.01%
Best quarter during years shown: 1st quarter, 2008: 0.62%
Worst quarter during years shown: 1st quarter, 2010: 0.01%

Updated performance information is available by contacting your
Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Treasury Preferred Fund
Average Annual Returns, 1 Year	0.06%
Average Annual Returns, Since Inception	0.98%
Average Annual Returns, Inception Date	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Treasury Preferred Fund (Prospectus Summary) | UBS Select Treasury Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Treasury Preferred Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US
Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2008 was the fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.01%
Best quarter during years shown: 1st quarter, 2008: 0.62%
Worst quarter during years shown: 1st quarter, 2010: 0.01%

Updated performance information is available by contacting your
Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Treasury Preferred Fund (Prospectus Summary) | UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.14%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	14
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	54
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	97
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	226
Annual Return 2008	rr_AnnualReturn2008	1.62%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.06%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2012, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

UBS Select Tax-Free Preferred Fund (Prospectus Summary) | UBS Select Tax-Free Preferred Fund
UBS Select Tax-Free Preferred Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Tax-Free Preferred Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Tax-Free Preferred Fund
Management fees		0.18%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	none
Total annual fund operating expenses		0.18%
Fee waiver	[2]	0.04%
Total annual fund operating expenses after fee waiver	[2]	0.14%
[1]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[2]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2012, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Select Tax-Free Preferred Fund	14	54	97	226

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the
80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.05%
Best quarter during years shown: 1st quarter, 2008: 0.61%
Worst quarter during years shown: 3rd quarter, 2009: 0.03%

Updated performance information is available by contacting your
Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Tax-Free Preferred Fund
Average Annual Returns, 1 Year	0.14%
Average Annual Returns, Since Inception	1.06%
Average Annual Returns, Inception Date	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Tax-Free Preferred Fund (Prospectus Summary) | UBS Select Tax-Free Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Tax-Free Preferred Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the
80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2008 was the fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.05%
Best quarter during years shown: 1st quarter, 2008: 0.61%
Worst quarter during years shown: 3rd quarter, 2009: 0.03%

Updated performance information is available by contacting your
Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Tax-Free Preferred Fund (Prospectus Summary) | UBS Select Tax-Free Preferred Fund | UBS Select Tax-Free Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
UBS Select Tax-Free Preferred Fund | UBS Select Tax-Free Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.14%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	14
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	54
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	97
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	226
Annual Return 2008	rr_AnnualReturn2008	1.97%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.14%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2012, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

UBS Select Prime Investor Fund (Prospectus Summary) | UBS Select Prime Investor Fund
UBS Select Prime Investor Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Prime Investor Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Prime Investor Fund
Management fees		0.20%
Distribution (12b-1) fees		0.25%
Shareholder servicing fee		0.10%
Miscellaneous expenses		0.04%
Other expenses		0.14%
Total annual fund operating expenses		0.59%
Fee waiver/expense reimbursement	[1]	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.50%
[1]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Select Prime Investor Fund	51	180	320	729

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of issuers in the financial services group of industries; and

• commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2009 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.19%
Worst quarter during years shown: 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Prime Investor Fund
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, Since Inception	0.47%
Average Annual Returns, Inception Date	Aug 1, 2008

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Prime Investor Fund (Prospectus Summary) | UBS Select Prime Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Prime Investor Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of issuers in the financial services group of industries; and

• commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2009 was the fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.19%
Worst quarter during years shown: 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Prime Investor Fund (Prospectus Summary) | UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	180
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	320
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	729
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Select Treasury Investor Fund (Prospectus Summary) | UBS Select Treasury Investor Fund
UBS Select Treasury Investor Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Treasury Investor Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Treasury Investor Fund
Management fees		0.20%
Distribution (12b-1) fees		0.25%
Shareholder servicing fee		0.10%
Miscellaneous expenses		0.09%
Other expenses		0.19%
Total annual fund operating expenses		0.64%
Fee waiver/expense reimbursement	[1]	0.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.50%
[1]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Select Treasury Investor Fund	51	191	343	785

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US
Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2009 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 4th quarter, 2009: 0.00% (actual total return was 0.0037%)
Worst quarter during years shown: 2nd & 3rd quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling
1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Treasury Investor Fund
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, Since Inception	0.03%
Average Annual Returns, Inception Date	Sep 18, 2008

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Treasury Investor Fund (Prospectus Summary) | UBS Select Treasury Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Treasury Investor Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US
Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2009 was the fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 4th quarter, 2009: 0.00% (actual total return was 0.0037%)
Worst quarter during years shown: 2nd & 3rd quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling
1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Treasury Investor Fund (Prospectus Summary) | UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during years shown:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	191
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	785
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2008

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Select Tax-Free Investor Fund (Prospectus Summary) | UBS Select Tax-Free Investor Fund
UBS Select Tax-Free Investor Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Tax-Free Investor Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Tax-Free Investor Fund
Management fees		0.20%
Distribution (12b-1) fees		0.25%
Shareholder servicing fee		0.10%
Miscellaneous expenses		0.19%
Other expenses		0.29%
Total annual fund operating expenses		0.74%
Fee waiver/expense reimbursement	[1]	0.24%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.50%
[1]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Select Tax-Free Investor Fund	51	212	388	896

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the
80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2009 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.03%
Worst quarter during years shown: 3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Tax-Free Investor Fund
Average Annual Returns, 1 Year	0.02%
Average Annual Returns, Since Inception	0.22%
Average Annual Returns, Inception Date	Sep 22, 2008

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Tax-Free Investor Fund (Prospectus Summary) | UBS Select Tax-Free Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Tax-Free Investor Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the
80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2009 was the fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.03%
Worst quarter during years shown: 3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Tax-Free Investor Fund (Prospectus Summary) | UBS Select Tax-Free Investor Fund | UBS Select Tax-Free Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS Select Tax-Free Investor Fund | UBS Select Tax-Free Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	388
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	896
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Select Prime Capital Fund (Prospectus Summary) | UBS Select Prime Capital Fund
UBS Select Prime Capital Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Prime Capital Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Prime Capital Fund
Management fees		0.20%
Distribution (12b-1) fees		0.25%
Shareholder servicing fee		0.10%
Miscellaneous expenses	[1]	0.06%
Other expenses		0.16%
Total annual fund operating expenses		0.61%
Fee waiver/expense reimbursement	[2]	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.50%
[1]	Expenses are based on estimated amounts.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
UBS Select Prime Capital Fund	51	184

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of issuers in the financial services group of industries; and

• commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Prime
Investor Fund, a feeder fund in Prime Master Fund. (Prime Master Fund is the master fund in which the fund and UBS Select Prime Investor Fund both invest).
The fund would have similar performance; however, the past performance of UBS
Select Prime Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Prime Investor Fund has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Prime Investor Fund.

Total return (2009 was UBS Select Prime Investor Fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.19%
Worst quarter during years shown: 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Prime Capital Fund
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, Since Inception	0.47%
Average Annual Returns, Inception Date	Aug 1, 2008

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Prime Capital Fund (Prospectus Summary) | UBS Select Prime Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Prime Capital Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of issuers in the financial services group of industries; and

• commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Prime
Investor Fund, a feeder fund in Prime Master Fund. (Prime Master Fund is the master fund in which the fund and UBS Select Prime Investor Fund both invest).
The fund would have similar performance; however, the past performance of UBS
Select Prime Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Prime Investor Fund has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Prime Investor Fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Select Prime Investor Fund does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2009 was UBS Select Prime Investor Fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.19%
Worst quarter during years shown: 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Prime Capital Fund (Prospectus Summary) | UBS Select Prime Capital Fund | UBS Select Prime Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS Select Prime Capital Fund | UBS Select Prime Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.06%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	184
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	Expenses are based on estimated amounts.
[3]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Select Treasury Capital Fund (Prospectus Summary) | UBS Select Treasury Capital Fund
UBS Select Treasury Capital Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Treasury Capital Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Treasury Capital Fund
Management fees		0.20%
Distribution (12b-1) fees		0.25%
Shareholder servicing fee		0.10%
Miscellaneous expenses	[1]	0.06%
Other expenses		0.16%
Total annual fund operating expenses		0.61%
Fee waiver/expense reimbursement	[2]	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.50%
[1]	Expenses are based on estimated amounts.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
UBS Select Treasury Capital Fund	51	184

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US
Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select
Treasury Investor Fund, a feeder fund in Treasury Master Fund. (Treasury Master
Fund is the master fund in which the fund and UBS Select Treasury Investor Fund both invest). The fund would have similar performance; however, the past performance of UBS Select Treasury Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Treasury Investor Fund has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Treasury Investor Fund.

Total return (2009 was UBS Select Treasury Investor Fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 4th quarter, 2009: 0.00% (actual total return was 0.0037%)
Worst quarter during years shown: 2nd & 3rd quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Treasury Capital Fund
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, Since Inception	0.03%
Average Annual Returns, Inception Date	Sep 18, 2008

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Treasury Capital Fund (Prospectus Summary) | UBS Select Treasury Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Treasury Capital Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US
Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select
Treasury Investor Fund, a feeder fund in Treasury Master Fund. (Treasury Master
Fund is the master fund in which the fund and UBS Select Treasury Investor Fund both invest). The fund would have similar performance; however, the past performance of UBS Select Treasury Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Treasury Investor Fund has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Treasury Investor Fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund would have similar performance; however, the past performance of UBS Select Treasury Investor Fund does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2009 was UBS Select Treasury Investor Fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 4th quarter, 2009: 0.00% (actual total return was 0.0037%)
Worst quarter during years shown: 2nd & 3rd quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Treasury Capital Fund (Prospectus Summary) | UBS Select Treasury Capital Fund | UBS Select Treasury Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS Select Treasury Capital Fund | UBS Select Treasury Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.06%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	184
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2008

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	Expenses are based on estimated amounts.
[3]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Select Tax-Free Capital Fund (Prospectus Summary) | UBS Select Tax-Free Capital Fund
UBS Select Tax-Free Capital Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Tax-Free Capital Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Tax-Free Capital Fund
Management fees		0.20%
Distribution (12b-1) fees		0.25%
Shareholder servicing fee		0.10%
Miscellaneous expenses	[1]	0.06%
Other expenses		0.16%
Total annual fund operating expenses		0.61%
Fee waiver/expense reimbursement	[2]	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.50%
[1]	Expenses are based on estimated amounts.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
UBS Select Tax-Free Capital Fund	51	184

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the
80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance
Risk/return bar chart and table
There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select
Tax-Free Investor Fund, a feeder fund in Tax-Free Master Fund. (Tax-Free Master
Fund is the master fund in which the fund and UBS Select Tax-Free Investor Fund both invest.) The fund would have similar performance; however, the past performance of UBS Select Tax-Free Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Tax-Free Investor Fund has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for UBS Select Tax-Free Investor Fund.

Total return (2009 was UBS Tax-Free Investor Fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.03%
Worst quarter during years shown: 3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00%
(actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Tax-Free Capital Fund
Average Annual Returns, 1 Year	0.02%
Average Annual Returns, Since Inception	0.22%
Average Annual Returns, Inception Date	Sep 22, 2008

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2011
UBS Select Tax-Free Capital Fund (Prospectus Summary) | UBS Select Tax-Free Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Select Tax-Free Capital Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the
80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0001060517_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select
Tax-Free Investor Fund, a feeder fund in Tax-Free Master Fund. (Tax-Free Master
Fund is the master fund in which the fund and UBS Select Tax-Free Investor Fund both invest.) The fund would have similar performance; however, the past performance of UBS Select Tax-Free Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Tax-Free Investor Fund has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for UBS Select Tax-Free Investor Fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund would have similar performance; however, the past performance of UBS Select Tax-Free Investor Fund does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return (2009 was UBS Tax-Free Investor Fund's first full calendar year of operations)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.03%
Worst quarter during years shown: 3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00%
(actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Select Tax-Free Capital Fund (Prospectus Summary) | UBS Select Tax-Free Capital Fund | UBS Select Tax-Free Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS Select Tax-Free Capital Fund | UBS Select Tax-Free Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.06%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	184
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	Expenses are based on estimated amounts.
[3]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.